U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
NUVEEN INVESTMENT TRUST II
333 West Wacker Drive
Chicago, Illinois  60606

2. Name of each series or class of securities for which this Form is filed: (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
list series or classes)  [   ] NUVEEN TRADEWINDS GLOBAL
All-CAP FUND

3.  Investment Company Act File Number:  811-08333

     Securities Act File Number: 333-33607

4(a).  Last day of fiscal year for which this notice is filed:
March 24, 2017 - DATE THE FUND WAS LIQUIDATED

4(b). [  ]  Check box if this Form is being filed late. Filed 91 days after FYE

4(c). [ X ] Check box if this is the last time the issuer will be filing this Form. THIS IS THE LAST TIME THIS FUND WILL
FILE THIS FORM, NOT THE ISSUER.



NUVEEN TRADEWINDS GLOBAL All-CAP FUND, Series ID S000008516


5.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$5,621,621

  (ii) Aggregate price of securities redeemed or repurchased during the fiscal year

$38,339,489

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 1,964,679,046

  (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

($2,048,633,884)

  (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

$ 0.00

  (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

($0)

  (vii) Multiplier for determining registration fee:

..0001159

  (viii) Registration fee due [Multiply Item 5(v) by Item
5(vii)] (Enter "0" if no fee is due):

$ 0.00

6.  Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+ $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

 = $0.00



9. Date the registration fee and any interest payment sent to the Commission's lockbox depository: N/A

Method of Delivery:  N/A

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.



  By:
        Kathleen L. Prudhomme
        Vice President and Secretary

Dated:   August 2, 2017